SUBSEQUENT EVENTS (Details Narrative)											1 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended
	Mar. 10, 2022 $ / shares shares	Jan. 20, 2022 $ / shares shares	Dec. 13, 2021 $ / shares shares	Dec. 03, 2021 $ / shares shares	Nov. 26, 2021 USD ($) $ / shares shares	Nov. 04, 2021 $ / shares shares	Nov. 03, 2021 USD ($) shares	Nov. 03, 2021 CAD ($) $ / shares shares	Oct. 01, 2021 $ / shares shares	Aug. 30, 2021 $ / shares shares	Mar. 15, 2022 CAD ($) $ / shares shares	Jan. 31, 2022 CAD ($)	Feb. 10, 2022 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 CAD ($) shares	Jan. 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Jan. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares	Jun. 07, 2021 $ / shares	Feb. 08, 2021 shares	Feb. 19, 2020 $ / shares	Aug. 28, 2018 USD ($)	Nov. 01, 2016 $ / shares
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares
Number of shares issued price per share | $ / shares								$ 0.65																	$ 0.05
Proceeds from issuance of common stock | $														$ 2,804,182		$ 1,256,934	$ 7,328,389	$ 2,715,129
Capital stock Authorized: 1 billion common stock at par value of $0.001 Issued and paid: 421,871,770 (2021 – 392,943,398) | $														36,637,228			29,842,167	21,322,022
Stock issued during period, value | $														$ 546,697		$ 1,256,934	$ 6,841,169	$ 376,997
Warrants exerciable price | $ / shares																				$ 0.05			$ 0.08
Incentive stock options granted														250,000	250,000	15,650,000	38,800,000	6,600,000
Common stock warrants expired unexercised																	525,173
2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Incentive stock options granted				250,000					1,450,000	21,700,000
Options exercisable price | $ / shares				$ 0.58					$ 0.50	$ 0.70
Options exercisable term				5 years					5 years	5 years
Class A Warrants [Member]
Subsequent Event [Line Items]
Purchase of warrants			500,000			500,000
Warrants exerciable price | $ / shares		$ 0.13	$ 0.13			$ 0.13
Class B Warrants [Member]
Subsequent Event [Line Items]
Purchase of warrants		500,000	500,000			500,000
Warrants exerciable price | $ / shares		$ 0.19	$ 0.19			$ 0.19
June 2021 Convertible Debentures [Member]
Subsequent Event [Line Items]
Stock issued during period, conversion units		1,000,000	1,000,000			1,000,000
Maximum [Member]
Subsequent Event [Line Items]
Purchase of warrants																						33,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares														1,375,499	1,375,499	18,319,388	56,979,482	3,643,791
Number of shares issued price per share | $ / shares								$ 0.65													$ 0.24
Proceeds from issuance of common stock												$ 2,899,295		$ 2,293,946
Warrants unexercised														15,389,448
Stock issued during period, value | $														$ 756,524		$ 1,853,806	$ 7,438,041	$ 416,719
Stock issued during period, conversion shares		1,000,000	1,000,000			1,000,000								3,000,000	3,000,000		1,360,959
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares					1,375,499
Number of shares issued price per share | $ / shares					$ 0.55
Proceeds from issuance of private placement | $					$ 756,524
Share price | $ / shares					$ 0.75
Common Stock [Member] | Agreement [Member]
Subsequent Event [Line Items]
Common stock issued and outstanding percentage																								5.00%
Common Stock [Member] | Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Capital stock Authorized: 1 billion common stock at par value of $0.001 Issued and paid: 421,871,770 (2021 – 392,943,398) | $																								$ 5,000,000
Common Stock One [Member]
Subsequent Event [Line Items]
Number of shares issued price per share | $ / shares																			$ 0.19
Proceeds from issuance of common stock														$ 2,279,136	$ 2,880,295
Purchase of warrants														15,159,448
Common Stock Two [Member]
Subsequent Event [Line Items]
Number of shares issued price per share | $ / shares																			$ 0.05
Proceeds from issuance of common stock														$ 7,830	$ 10,000
Purchase of warrants														200,000
Warrant [Member]
Subsequent Event [Line Items]
Warrants unexercised														2,428,363
Common stock warrants expired unexercised																	525,173
Warrant [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants exerciable price | $ / shares																				$ 0.21
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Incentive stock options granted				250,000							500,000
Options exercisable price | $ / shares				$ 0.58							$ 0.40
Options exercisable term				5 years							5 years
Subsequent Event [Member] | Class A Warrants [Member]
Subsequent Event [Line Items]
Purchase of warrants	500,000	500,000	500,000			500,000
Warrants exerciable price | $ / shares	$ 0.13	$ 0.13	$ 0.13			$ 0.13
Subsequent Event [Member] | Class B Warrants [Member]
Subsequent Event [Line Items]
Purchase of warrants	500,000	500,000	500,000			500,000
Warrants exerciable price | $ / shares	$ 0.19	$ 0.19	$ 0.19			$ 0.19
Subsequent Event [Member] | June 2021 Convertible Debentures [Member]
Subsequent Event [Line Items]
Stock issued during period, conversion units	1,000,000	1,000,000	1,000,000			1,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares							9,163,425	9,163,425					15,159,448
Number of shares issued price per share | $ / shares								$ 0.65					$ 0.19
Proceeds from issuance of common stock | $													$ 2,880,295
Stock issued during period, value							$ 4,796,832	$ 5,956,226
Stock issued during period, conversion shares	1,000,000	1,000,000	1,000,000			1,000,000
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares					1,375,499
Number of shares issued price per share | $ / shares					$ 0.55
Proceeds from issuance of private placement | $					$ 756,524
Share price | $ / shares					$ 0.75
Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares													200,000
Number of shares issued price per share | $ / shares													$ 0.05
Proceeds from issuance of common stock | $													$ 10,000
Subsequent Event [Member] | Common Stock Two [Member]
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares													30,000
Number of shares issued price per share | $ / shares													$ 0.30
Proceeds from issuance of common stock | $													$ 9,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants unexercised													2,428,363
Subsequent Event [Member] | Common Stock Purchase Warrant [Member]
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares											1,793,657
Number of shares issued price per share | $ / shares											$ 0.19
Proceeds from issuance of common stock | $											$ 340,795
Common stock warrants expired unexercised											1,305,200
Subsequent Event [Member] | Common Stock Purchase Warrant One [Member]
Subsequent Event [Line Items]
Shares issued pursuant to private placements, shares											1,082,025
Number of shares issued price per share | $ / shares											$ 0.05
Proceeds from issuance of common stock | $											$ 54,101